LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Future Maturities of Long-term Debt (Details) $ in Millions	Feb. 29, 2020 USD ($)
Debt Disclosure [Abstract]
2020	$ 138.0
2021	131.2
2022	751.1
2023	1.2
2024	1,267.2
Thereafter	5,873.5
Total	$ 8,162.2